Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets1 [Abstract]
Schedule of Other Assets
Following is a summary of other assets:

	December 31,
	2024	2023
Accounts receivable financial instruments	2,996	4,844
Prepaid expenses	3,342	2,174
Prepaid fees and commissions	468	451
Interest receivable - deposits	1,307	1,603
IT projects under development	5,113	1,802
Improvement project under development	709	396
Severance fund	2,508	2,169
Other	1,914	2,156
Total	18,357	15,595